March 30, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Gentlemen:

This notice is filed on behalf of the Fidelity Investments Variable Annuity Account I pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

1.	Name and address of issuer:

	Fidelity Investments Variable Annuity Account I
	82 Devonshire Street R25B
	Boston, MA 02109


2.	The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):



3.	Investment Company Act File Number:

	File No. 811-05315

	Securities Act File Number:

	File No. 33-24400 and File No. 33-54926


4(a).	Last day of fiscal year for which this Form is filed:

	12/31/98.


4(b).	   Check this box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).


4(c).	   Check this box if this is the last time the issuer will be filing this Form.




5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during		$1,124,015,556
		 the fiscal year pursuant to section 24(f):


	(ii)	Aggregate price of securities redeemed or 	$371,763,609
		repurchased during the fiscal year:


	(iii)	Aggregate price of securities redeemed or 	$ 0
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:


	(iv)	Total available redemption credits [add items 5(ii) and 5(iii):
		$371,763,609


	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)		$752,251,947
		[subtract Item 5(iv) from Item 5(i)]:


	(vi)	Redemption credits available for use in future years 	$ 0
		 - if Item 5(I) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(I)]:


	(vii)	Multiplier for determining registration fee 		.000295
		(See instruction C.9):


	(viii)	Registration fee due [multiply Item 5(v) by 		$221,914.32
		Item 5(vii)] (enter "o" if no fee is due):



6.	Prepaid Shares

	If the response to item 5(I) was determined by reducing an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in the future fiscal years, then state that number here: __0___.


7.	Interest due - if this form is being filed more than 90 days after the end of the issuer's fiscal year:

	N/A





8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

	$221,914.32


9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

	March 29, 1999
	CIK 0000821051

		Method of delivery:

			Wire Transfer
			Mail or other means



Sincerely,



Joseph L. Kurtzer Jr.
Vice President and Treasurer
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